Comprehensive Income and Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 03, 2014	Jan. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 16,856.1	$ 21,350.2	$ 20,548.1	$ 16,856.1
Other comprehensive income (loss) before reclassifications			(651.8)
Amounts reclassified from accumulated other comprehensive items			12.8
Total other comprehensive items			(639.0)	(712.3)	(1,207.8)
Balance			$ 21,539.3	$ 21,350.2	20,548.1
Class of Stock Disclosures [Abstract]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)			32,900,000
Preferred Stock, $100 Par Value - Shares Authorized (in shares)			50,000	50,000
Preferred Stock, $100 Par Value - Par Value (in dollars per share)			$ 100	$ 100
Equity Forward Agreements [Member]
Forward Contract Indexed to Issuer's Equity [Line Items]
Forward Contract Indexed to Issuer's Equity, Current Forward Rate Per Share		$ 82.5342
Issuance of shares (in shares)		29,600,000
Subscription Agreement [Member]
Forward Contract Indexed to Issuer's Equity [Line Items]
Forward Contract Indexed to Issuer's Equity, Current Forward Rate Per Share	$ 94.85
Issuance of shares (in shares)	5,300,000
Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ (1,776.7)
Other comprehensive income (loss) before reclassifications			(566.7)
Total other comprehensive items			(566.7)
Balance			(2,343.4)	$ (1,776.7)
Unrealized Gains on Available-for-Sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			1.8
Other comprehensive income (loss) before reclassifications			(1.6)
Amounts reclassified from accumulated other comprehensive items			0.7
Total other comprehensive items			(0.9)
Balance			0.9	1.8
Unrealized Losses Hedging Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(26.6)
Other comprehensive income (loss) before reclassifications			(36.6)
Amounts reclassified from accumulated other comprehensive items			6.1
Total other comprehensive items			(30.5)
Balance			(57.1)	(26.6)
Pension and Other Postretirement Benefit Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(195.8)
Other comprehensive income (loss) before reclassifications			(46.9)
Amounts reclassified from accumulated other comprehensive items			6.0
Total other comprehensive items			(40.9)
Balance			(236.7)	(195.8)
Accumulated Other Comprehensive Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ (77.2)	(1,997.3)	(1,285.0)	(77.2)
Total other comprehensive items			(639.0)	(712.3)	(1,207.8)
Balance			$ (2,636.3)	$ (1,997.3)	$ (1,285.0)